BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Non-controlling interest	$ 1,880
Comm It Group [Member]
Net assets	1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873	[1]
Goodwill *)	5,809	[1]
Net assets acquired	$ 9,021

[1]	In 2012, the Company reversed its writeoff of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.